PROVISIONS	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
PROVISIONS

NOTE 19 PROVISIONS

As of December 31, 2017 and 2016 the Bank has recorded the following provisions and changes in its provisions:

a)        Other Provisions.

The provisions as of December 31, 2017 and 2016 were as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
i) Employee benefits and staff salaries	90,559	89,295
ii) Mandatory dividends	17,234	1,029
iii) Contingencies	10,096	9,724
Total	117,889	100,048

(i)   Employee benefits and staff salaries

This item includes the following provisions related to: i) provisions for staff benefits and payroll, ii) provisions for compensation for years of service indemnities, iii) provisions for other employee benefits and iv) provisions for vacations.

(ii)  Mandatory Dividends

This item corresponds to the minimum dividends to be paid

(iii) Contingencies

This item includes estimates for probable losses.

b)        The provision balance changes during 2017 and 2016 were as follows:

	i) Employee benefits and staff salaries	ii) Mandatory dividends	iii) Contingencies	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	89,295	1,029	9,724	100,048
Application of provisions	(23,815)	—	—	(23,815)
Established provision	91,722	17,234	586	109,542
Provision released	(62,231)	(1,029)	—	(63,260)
Other changes	(4,412)	—	(214)	(4,626)
Balances as of December 31, 2017	90,559	17,234	10,096	117,889

	i) Employee benefits and staff salaries	ii) Mandatory dividends	iii) Contingencies	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2016	23,697	52,168	59	75,924
Application of provisions	(35,258)	(52,168)	(17)	(87,443)
Established provision	70,026	1,029	8,952	80,007
Provision released	(26,862)	—	—	(26,862)
Integration Itaú Corpbanca	57,491	—	1,019	58,510
Other changes	201	—	(289)	(88)
Balances as of December 31, 2016	89,295	1,029	9,724	100,048

Accounting effects:

(i)   Employee benefits and staff salaries are recorded in “Personnel salaries expenses.”

(ii)  Mandatory dividends are recorded in the Equity Statement, against “Accrual for mandatory dividends.”

(iii) The contingency provisions/(releases) are included in Other Operating (Expenses)/Income, depending on whether they are debit or a credit. The provision balance changes from 2017 and 2016 are shown below:

		As of December 31,
		2017	2016
	Notes	MCh$	MCh$
Balances as of January 1,		9,724	59
Established provision	31b)	586	8,952
Provision released	31a)	—	—
Integration Itaú Corpbanca		—	1,019
Others		(214)	(306)
Total		10,096	9,724

c)         Provisions employee benefits and staff salaries

	As of December 31,
	2017	2016
	MCh$	MCh$
Employee benefits:
Long-term employee benefits (i)	7,914	7,950
Pension Plan (ii)	31,761	34,768
Severance (iii)	371	472
Retirement benefit plan (iv)	476	439
Total Provision for employee benefits	40,522	43,629
Provision for vacations (1)	36,811	13,122
Others (1)	13,226	32,544
Total	90,559	89,295

(1)         Short-term personnel benefits.

(i)        Long-term employee benefits.

Certain employees in Colombia are entitled to receive years-of-service awards starting with the 5th year employment anniversary and each five years thereafter. This award is paid in the month when the employee celebrates his/her corresponding employment anniversary.

1.- Assumptions used

The main assumptions used in the valuation are presented in the following tables:

	As of December 31,
	2017	2016
	%	%
Summary of economic assumptions
Discount rate(s)	7.25	6.75
Expected rate(s) of salary increase	6.50	5.50

Summary of key demographic hypotheses

Retirement Age	62 years (men) and 57 years (women), both with 20 years of service or 30 years of service with no age requirement.
Mortality	RV-08 mortality table “Annuitants Valid” Colombian market.

2.- Methodology

Cost Method

To determine the cost of benefits, the method of the Projected Unit Credit (PUC) was used, according to the provisions of IAS 19 (revised 2011). Under the PUC method, the “projected accrued benefit” is calculated for each benefit. For all active members of the award program, the “projected accrued benefit” determined by using a formula based on the years of service to the date of calculation. The formula takes into account items such as salary average, social security benefits and other items, projected to the age at which it is assumed that the employee will no longer provide services. The defined benefit obligation is the present value of the “projected benefits accrued.”

Method applied to assets

The award program  does not have its own assets.

Others

The movements in the present value of the defined benefit obligation and the amounts recognized in the Consolidated Statements of Income in respect of this award are determined using the projected unit credit method and consisted of the following:

Changes in provision:

	As of December 31,
	2017	2016
	MCh$	MCh$
Present value of obligations as of January 1, 2017 / April 1, 2016	7,950	6,886
Cost of net profit	1,487	970
Payments	(856)	(439)
Increase in provision	(51)	504
Others	(616)	29
Total	7,914	7,950

Cost of net profit

	As of December 31,
	2017	2016
	MCh$	MCh$
Current services cost	866	640
Interest expense on obligation	621	330
Total	1,487	970

(ii)   Pension Plan

The retirement pension liability is recorded based on the present value of the pension obligation for employees who meet certain statutory requirements as to age, length of service and other items, determined in accordance with actuarial adjustments under the existing Colombian law.

The present value of the defined benefit obligation was measured using the Projected Unit Credit method and other long-term employee benefits.

1.-Assumptions used:

The principal assumptions used in the valuation are presented in the following tables:

	As of December 31,
	2017	2016
	%	%
Summary of economic hypotheses
Discount rate(s)	9.00	7.25
Expected rate(s) of salary increase	5.60	3.00
Inflation rate	5.60	3.00

2.-Methodology

Cost Method

To determine the cost of benefits, the method of the PUC was used, according to the provisions of IAS 19 (revised 2011). Under the PUC method, the “projected accrued benefit” is calculated for each benefit. For all active members of the plan, the “projected accrued benefit” is determinate by using a formula based on the years of service to the date of calculation. The formula takes into account items such as salary average, social security benefits and other items, projected to the age at which it is assumed that the employee will no longer provide services. The defined benefit obligation is the present value of the “projected benefits accrued.”

The service cost is the amount of benefits earned in the year by the active members as a result of a year of credited service value.

The interest cost for the year is the interest on the defined benefit obligation.

Method applied to assets

The plan does not have its own assets

Others

Amounts recorded with respect to the defined pension benefit plan was as follows:

Changes in provision:

	As of December 31,
	2017	2016
	MCh$	MCh$
Present value of obligations as of January 1, 2017 / April 1, 2016	34,768	31,149
Interest expense on obligation	2,742	1,081
Payments	(3,581)	(1,349)
Actuarial loss	223	3,761
Others	(2,391)	126
Total	31,761	34,768

(iii)                  Severance

The severance benefit in Colombia is equivalent to one month’s salary, adjusted for the application of a  severance factor (defined as the sum of 12 basic salaries plus additional payments included in salary per year of service and corresponding fraction.

1.- Assumptions used

The main assumptions used in the valuation are presented in the following tables:

	As of December 31,
	2017	2016
	%	%
Summary of economic hypotheses
Discount rate(s)	7.25	6.75
Expected rate(s) of salary increase	6.50	5.50
Inflation rate	4.00	3.00

2.- Methodology

Cost Method

To determine the cost of benefits, The PUC method was used.

Method applied to assets

The severance benefict plan does not have its own assets.

Others

Amounts recognized with respect to the severance benefit plan were as follows:

Changes in provision

	As of December 31,
	2017	2016
	MCh$	MCh$
Present value of obligations as of January 1, 2017 / April 1, 2016	472	348
Current service cost	13	21
Interest expense on obligations	36	16
Actuarial losses	(19)	159
Benefits paid	(93)	(74)
Other- exchange rate differences	(38)	2
Closing defined benefit obligation	—	—
Total	371	472

(iv)                   Retirement benefit plan

This plan corresponds to the payment of a fixed amount in Colombian pesos at the time of retirement of the employee.

1.- Assumptions used

The main assumptions used in the valuation are presented in the following tables:

	As of December 31,
	2017	2016
	%	%
Summary of economic hypotheses
Discount rate(s)	7.50	7.25
Expected rate(s) of salary increase	6.00	5.00
Inflation rate	4.00	3.00

2.- Methodology

Cost Method

To determine the cost of benefits, the method of the PUC was used.

Method applied to assets

The plan does not have its own assets.

Others

Amounts recognized respect of these defined benefit plans were as follows:

Changes in provision

	As of December 31,
	2017	2016
	MCh$	MCh$
Present value of obligations as of January 1, 2017 / April 1, 2016	439	329
Current service cost	34	20
Interest expense on obligations	36	17
Actuarial (gain)/losses	4	—
Benefits paid	(3)	72
Other- exchange rate differences	(34)	1
Total	476	439

(v)                       Summary effects in Other Comprehensive Income (OCI)

	2017	2016
	MCh$	MCh$
Pension Plan	223	3,761
Severance	(19)	159
Retirement benefit plan	4	—
Total loss	208	3,920

(vi)                   Actuarial Valuation Nature

Future actuarial calculations may differ with respect to the calculations presented, due to the following factors:

·        The experience of the plans differs from those anticipated by economic and demographic hypotheses selected.

·        Changes in economic and demographic assumptions.

·        Increases or decreases expected as a natural part of the operation of the methodology for these calculations (for example, the end of the amortization period or additional costs based on the funding status of the plan).

·        Changes in the characteristics of the plan or applicable law, and with respect thereto, significant events affecting the results presented since the last valuation.

(vii)               Expected future payments

2017

	Long-term employee benefits	Pension Plan	Severance	Retirement benefit plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2018	944	2,996	55	36
Fiscal year 2019	752	2,922	32	12
Fiscal year 2020	868	2,757	38	21
Fiscal year 2021	1,038	2,586	22	26
Fiscal year 2022	1,177	2,434	68	42
Fiscal year 2023-2027 (combined)	5,384	11,512	177	246

2016

	Long-term employee benefits	Pension Plan	Severance	Retirement benefit plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2017	946	3,482	60	33
Fiscal year 2018	1,008	3,312	23	11
Fiscal year 2019	806	3,146	45	12
Fiscal year 2020	953	2,963	63	23
Fiscal year 2021	1,136	2,773	42	26
Fiscal year 2022-2031 (combined)	5,590	12,510	366	242

The average duration of the obligation for these plans is: 13.2 years (long-term benefit award program); 14.9 years (pension plan); 6.2 years (severance plan) and 12.9 years (retirement benefit plan).